Refund of WoW Game Points - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011 CNY (¥)	Dec. 31, 2011 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2009 CNY (¥)
Acquired Finite-Lived Intangible Assets [Line Items]
Liability related to refund of WOW game points			¥ 169,998,682	$ 24,725,283	¥ 169,998,682	$ 24,700,000
Other operating income	¥ 26,000,000	$ 3,800,000
Legal liability	2 years	2 years
Liability related to refund of WOW game points, release period	20 years	20 years
World of Warcraft Game Points Refund Agent [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Liability related to refund of WOW game points			¥ 170,000,000		¥ 170,000,000		¥ 200,400,000